Discontinued Operations (Narrative) (Details) (DuBois [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated liability for potential environmental cleanup and related costs from the sale	$ 1,700,000	$ 1,700,000
Discontinued operations, amount included in other current liabilities	826,000
Discontinued operations, amount included in other liabilities (long-term)	901,000
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent liability for incurring additional environmental cleanup and related costs	$ 14,900,000